GENERAL (Details)		12 Months Ended
	Apr. 12, 2013	Dec. 31, 2015 Suppliers ₪ / shares	Dec. 31, 2014 ₪ / shares	Dec. 31, 2013	Dec. 31, 2012 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage interest held in Israeli subsidiary by Company		91.00%
Net income (loss) attributable to non-controlling interests (as a percentage)		(0.69%)	0.29%	0.28%
Number of major suppliers | Suppliers		3
Stock split ratio	2
Ordinary shares, par value | ₪ / shares		₪ 0.05	₪ 0.05
Scenario, Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ordinary shares, par value | $ / shares					$ 0.1